DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.8%
Asset-Backed Securities — 26.0%
Automobiles — 0.7%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	$ 3,650,658
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	400,562
Series 2019-02A, Class A, 144A
3.420%	05/25/25	200	206,521
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,648,865
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	842,062
			8,748,668
Collateralized Loan Obligations — 18.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.534%(c)	07/22/32	4,000	4,000,558
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	250	250,079
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.582%(c)	07/16/29	500	500,300
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
3.108%(c)	04/22/27	8,250	8,251,463
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	2,500	2,503,892
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.194%(c)	05/17/31	3,000	2,960,244
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/15/30	4,500	4,492,907
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.653%(c)	01/17/28	2,500	2,450,511
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.483%(c)	01/15/30	4,000	3,988,795
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.538%(c)	04/22/30	7,750	7,722,540
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.263%(c)	04/24/31	1,500	$ 1,481,269
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	3,750	3,733,290
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
3.173%(c)	04/19/29	5,000	4,978,836
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.533%(c)	10/15/29	7,500	7,489,701
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.523%(c)	07/15/30	5,250	5,237,074
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	6,000	5,930,216
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	3,500	3,447,935
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.287%(c)	02/05/31	4,000	3,961,503
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.486%(c)	07/22/32	4,000	4,000,355
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.306%(c)	04/25/31	2,500	2,462,737
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	1,250	1,247,328
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.386%(c)	04/25/31	5,750	5,719,328
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.398%(c)	04/21/31	9,750	9,646,529
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	4,000	3,975,060
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	4,000	3,968,969
A1

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.590%(c)	10/12/30	8,000	$ 7,968,957
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.423%(c)	07/15/31	6,000	5,934,733
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	3,000	2,990,231
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	750	750,362
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	2,750	2,741,110
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	1,250	1,248,146
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.546%(c)	07/20/32	4,000	3,999,848
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.433%(c)	01/17/31	4,000	3,991,338
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.548%(c)	07/20/30	1,000	999,497
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.395%(c)	11/14/29	3,500	3,491,746
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	04/20/31	4,000	3,956,594
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.309%(c)	05/07/31	4,955	4,915,368
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.337%(c)	01/26/31	3,500	3,470,155
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	10/20/30	5,750	5,733,255
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	01/17/30	3,500	3,493,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.578%(c)	07/20/27	6,000	$ 5,878,788
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	3,000	2,980,069
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.703%(c)	07/15/27	5,000	4,957,222
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	4,000	3,970,660
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.876%(c)	01/25/31	1,500	1,475,626
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.183%(c)	07/15/27	5,000	5,000,067
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.513%(c)	10/15/30	7,500	7,491,765
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	3,000	2,968,773
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	1,750	1,749,301
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	1,000	999,803
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	6,500	6,457,483
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.478%(c)	10/20/31	2,750	2,728,723
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.428%(c)	01/22/31	2,000	1,988,654
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	1,000	1,004,462
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	8,500	8,434,729
			218,172,745
Consumer Loans — 1.7%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	1,451,653

A2

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-01A, Class A, 144A
3.000%	12/20/27	2,100	$ 2,115,874
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	700	708,500
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	812	814,486
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	500,184
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	502,157
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,048,149
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,249,742
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	3,006,870
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,152,591
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,218,325
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	506,042
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,435,101
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	1,026,931
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,400	1,408,976
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	02/25/23	740	740,441
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	08/25/25	1,200	1,204,227
			20,090,249
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,500	2,845,560
Home Equity Loans — 0.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.054%(c)	01/25/33	1,456	1,457,894
Ameriquest Mortgage Securities, Inc., Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)
4.943%(c)	10/25/31	231	246,239
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
2.843%(c)	05/25/34	466	$ 468,140
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
3.273%(c)	06/15/33	697	704,486
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	196	197,152
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	08/25/35	202	202,741
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
3.218%(c)	05/25/33	424	425,162
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	10/25/33	335	335,378
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
3.143%(c)	10/25/33	1,508	1,513,540
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5
5.721%(cc)	02/25/34	469	479,373
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
2.798%(c)	02/25/34	1,542	1,547,882
			7,577,987
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
4.368%(c)	04/25/23	120	119,348
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24	140	139,206
			258,554
Residential Mortgage-Backed Securities — 2.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)
2.978%(c)	09/25/34	84	84,005
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
2.798%(c)	10/25/34	1,072	1,068,340

A3

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46		2,741	$ 2,740,481
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,385	1,397,408
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	12/25/33		115	113,543
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.890%(c)	01/28/70		581	589,645
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		989	1,001,265
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,020	1,028,620
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		474	479,777
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		1,548	1,558,609
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		666	666,220
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
2.768%(c)	02/25/34		1,300	1,295,324
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)
2.538%(c)	06/25/35		630	628,763
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)
3.218%(c)	08/25/34		1,400	1,416,795
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	4,056	4,411,639
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,120	2,136,848
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,374	2,397,118
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		373	380,005
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		172	178,644
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		527	535,480
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		1,897	1,946,955
				26,055,484
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans — 2.2%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	01/25/41		121	$ 121,202
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	3,483,071
Series 2018-C, Class A, 144A
—%(p)	08/25/43		3,172	3,270,347
Series 2018-D, Class A, 144A
—%(p)	11/25/43		3,196	3,309,357
Series 2019-A, Class R, 144A
—%(p)	10/25/48		5,500	384,744
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.177%(c)	07/25/39	EUR	2,100	2,215,867
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		6,989	7,240,071
Series 2019-D, Class 1PT, 144A
2.460%	01/16/46		6,100	6,281,640
				26,306,299

Total Asset-Backed Securities (cost $308,237,727)				310,055,546
Bank Loans — 0.4%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	172	189,853
Computers — 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.544%(c)	09/29/25		438	439,414
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24		523	524,273
				963,687
Diversified Financial Services — 0.0%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	374	407,922
Foods — 0.2%
Sigma Bidco BV (Netherlands),
Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%
4.708%(c)	07/02/25	GBP	1,550	1,879,201
Pharmaceuticals — 0.1%
Nidda Healthcare Holding AG (Germany),
Facility C GBP, 3 Month GBP LIBOR + 4.500%
5.264%(c)	08/21/24	GBP	1,000	1,231,600

A4

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26	665	$ 655,419

Total Bank Loans (cost $5,747,671)			5,327,682
Commercial Mortgage-Backed Securities — 14.9%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,300	2,377,143
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,634,663
Series 2017-BNK06, Class A4
3.254%	07/15/60	3,300	3,506,446
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	2,067,138
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,606,939
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,201,402
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	517,332
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	436,237
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36	1,560	1,579,876
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,756,302
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	4,000	4,425,081
Series 2019-CF02, Class A3
2.647%	11/15/52	7,700	7,770,312
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,692,470
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.314%	04/10/49	1,600	1,692,719
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.871%(cc)	11/10/31	2,400	2,422,433
Series 2016-CLNE, Class C, 144A
2.871%(cc)	11/10/31	900	898,703
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,346,106
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,839,787
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,171,331
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class A4
3.708%	07/10/48	820	$ 879,726
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,695,819
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	2,567,025
Series 2016-DC02, Class A5
3.765%	02/10/49	240	259,157
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,741,211
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.178%(c)	05/15/36	2,600	2,606,503
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,253,101
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,936,928
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,400	1,467,824
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.673%(cc)	09/10/35	3,000	3,148,233
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.643%(cc)	06/25/20	7,188	49,780
Series K020, Class X1, IO
1.530%(cc)	05/25/22	25,999	805,904
Series K021, Class X1, IO
1.563%(cc)	06/25/22	14,826	494,252
Series K025, Class X1, IO
0.949%(cc)	10/25/22	10,068	221,269
Series K027, Class X1, IO
0.885%(cc)	01/25/23	127,427	2,709,737
Series K044, Class X1, IO
0.868%(cc)	01/25/25	81,714	2,645,310
Series K053, Class X1, IO
1.026%(cc)	12/25/25	88,473	4,217,295
Series K055, Class X1, IO
1.499%(cc)	03/25/26	13,768	1,031,768
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	3,160,536
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,576,518
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,378,038
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	325,324
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,103	3,253,382

A5

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	$ 1,107,382
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,106,949
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,791,239
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,875	6,168,276
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	204	204,032
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,946,678
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.600%(cc)	08/15/45	36,676	1,197,341
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,560,960
Series 2013-C09, Class A3
2.834%	05/15/46	2,037	2,079,891
Series 2013-C10, Class A3
4.103%(cc)	07/15/46	4,545	4,820,820
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	2,061,010
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,905,013
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,856,815
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	144,092
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,622,885
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,981,387
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,463,023
Series 2019-C17, Class A3
2.669%	09/15/52	2,000	2,018,098
Series 2019-C17, Class ASB
2.866%	09/15/52	600	616,683
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,846	3,914,851
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	4,300	4,521,445
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,372,171
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,569,791
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,692,638
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C040, Class A3
3.317%	10/15/50		1,370	$ 1,456,508

Total Commercial Mortgage-Backed Securities (cost $171,343,026)				177,547,038
Corporate Bonds — 36.7%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50		1,670	1,803,656
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,600	1,600,000
7.500%	03/15/25		1,250	1,248,438
7.875%	04/15/27		1,825	1,817,426
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21		2,115	2,152,035
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,115	1,261,495
				9,883,050
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		2,810	2,840,767
Airlines — 0.5%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		1,573	1,656,428
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22		—(r )	266
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,233	1,301,204
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		237	243,643
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		764	838,937
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,180	1,182,519
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24(a)		547	578,492
				5,801,489
Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	575	700,938

A6

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	1,250	$ 1,530,363
				2,231,301
Auto Manufacturers — 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21		425	425,292
Gtd. Notes, 144A
3.100%	04/12/21		570	578,932
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,030	1,035,954
3.350%	05/04/21		1,715	1,743,253
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		290	267,927
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		3,800	3,800,512
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,448,150
6.250%	10/02/43		1,455	1,593,999
6.600%	04/01/36		210	240,604
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
3.161%(c)	04/09/21		610	609,621
Gtd. Notes
3.550%	04/09/21		460	466,700
				12,210,944
Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	647,842
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		250	261,250
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,225	1,166,813
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,200	1,093,500
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		875	893,244
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,570,345
				5,632,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 10.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	400	$ 400,368
Sr. Unsec’d. Notes
3.848%	04/12/23	600	625,255
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	–(rr)	1,655	1,710,856
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	5,870	6,064,696
3.593%(ff)	07/21/28	740	781,263
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	385	392,638
3.824%(ff)	01/20/28	1,715	1,840,956
3.974%(ff)	02/07/30	1,840	2,010,778
4.078%(ff)	04/23/40	2,340	2,617,040
4.125%	01/22/24	3,750	4,036,084
4.271%(ff)	07/23/29	910	1,012,266
Sub. Notes, MTN
4.000%	01/22/25	1,117	1,186,069
4.450%	03/03/26	1,735	1,890,786
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,245	1,268,920
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	716,380
3.684%	01/10/23	480	488,148
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,050	1,151,889
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	1,440	1,439,986
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	420	463,938
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	855	897,464
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	312,299
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,500	1,593,625
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,120	4,140,870
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	1,355	1,383,563
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	1,085	1,115,380
Sr. Unsec’d. Notes
3.200%	10/21/26	3,255	3,364,807
3.887%(ff)	01/10/28	1,710	1,831,679
8.125%	07/15/39	1,060	1,737,862
Sub. Notes
4.450%	09/29/27	2,630	2,869,528

A7

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	$ 1,108,486
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21	1,025	1,017,680
Sr. Unsec’d. Notes
4.250%	02/04/21	950	960,612
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	898,718
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	159,246
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,398,974
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	288,722
4.250%	03/13/26	1,150	1,236,963
Sub. Notes
7.000%	04/15/20	2,005	2,054,465
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	1,950	1,972,757
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	4,063	4,193,905
3.750%	02/25/26	125	132,192
3.814%(ff)	04/23/29	1,060	1,125,411
3.850%	01/26/27	1,765	1,871,556
5.750%	01/24/22	4,200	4,525,044
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	2,484,158
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.724%(c)	05/18/21	1,785	1,786,838
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,107,573
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	–(rr)	4,397	4,417,609
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	1,450	1,572,989
Sr. Unsec’d. Notes
2.950%	10/01/26	1,740	1,784,043
3.200%	01/25/23	470	485,387
3.200%	06/15/26	3,020	3,135,179
3.509%(ff)	01/23/29	1,435	1,516,850
3.782%(ff)	02/01/28	965	1,032,435
3.964%(ff)	11/15/48	985	1,104,312
4.005%(ff)	04/23/29	1,200	1,310,682
4.250%	10/15/20	600	613,946
Sub. Notes
4.250%	10/01/27	420	461,427
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	1,155	1,203,205
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	2,650	$ 2,676,448
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	–(rr)	975	982,995
Sr. Unsec’d. Notes
4.375%	01/22/47	895	1,050,501
5.750%	01/25/21	1,920	2,009,040
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,190	1,220,628
3.750%	02/25/23	395	412,989
3.772%(ff)	01/24/29	1,875	2,003,958
4.431%(ff)	01/23/30	1,340	1,505,038
5.500%	07/28/21	2,080	2,207,136
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	2,725	2,808,400
Sub. Notes, GMTN
4.350%	09/08/26	750	812,194
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	1,043,110
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.656%(c)	04/30/21	1,920	1,926,264
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	5,215	5,313,097
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	1,554,861
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.653%(c)	01/17/20	1,820	1,821,686
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,111,866
3.491%	05/23/23	2,970	3,048,719
			129,815,687
Beverages — 0.1%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	970	990,733
Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,070	1,070,043
4.550%	02/20/48	1,145	1,366,305
			2,436,348
Building Materials — 0.4%
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	750	781,875
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	2,825	2,909,750

A8

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	$ 624,000
			4,315,625
Chemicals — 1.5%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,603,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	661,500
5.375%	03/15/44	700	704,919
7.125%	05/01/20	141	144,878
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	490	499,020
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	3,785,517
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	465	526,507
5.625%	11/15/43	155	171,829
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,150	1,182,603
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	955,345
5.250%	01/15/45	420	496,413
6.125%	01/15/41	450	557,354
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	1,557,421
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	375	405,114
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	464,680
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	450	469,125
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	3,058	3,561,226
			17,746,451
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,256,116
7.000%	10/15/37	770	1,090,354
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,225	1,228,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	950	$ 1,048,563
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	700	714,341
4.875%	01/15/28	1,325	1,378,000
5.250%	01/15/30	400	419,252
5.500%	05/15/27	975	1,033,500
			8,168,556
Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	900	948,375
Diversified Financial Services — 0.9%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/17/21(a)	3,695	3,768,875
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,329,809
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	744,738
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	05/02/18(d)	2,740	39,456
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23(a)	1,250	1,303,125
			11,186,003
Electric — 2.1%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	550	573,991
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	3,100	3,154,250
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	269,323
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,776,548
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,911,066
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	550	588,381
Sr. Unsec’d. Notes
5.750%	01/26/21	520	523,571
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	1,300	1,308,928
7.125%	02/11/25	390	401,331

A9

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		1,900	$ 2,401,581
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		400	508,017
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33		1,150	1,439,083
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		680	737,372
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45		3,050	3,619,148
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21		250	260,500
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29		375	403,238
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43		2,025	2,452,262
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	463,356
				24,791,946
Electronics — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,750	1,870,312
Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	319,102
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	608,781
5.500%	07/31/47		1,690	1,676,311
				2,604,194
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26(a)		1,200	1,089,000
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		750	766,800
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	250	310,915
4.875%	02/28/47	GBP	125	157,230
				2,323,945
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods — 0.4%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		100	$ 102,125
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,800	1,875,276
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35		725	773,077
Gtd. Notes, 144A
4.625%	10/01/39		225	226,167
4.875%	10/01/49		620	626,045
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	491,380
4.200%	04/01/59		380	438,349
				4,532,419
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		1,000	1,354,485
Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	1,784,912
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		300	349,620
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,173,649
				3,308,181
Healthcare-Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,780	2,830,262
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,275	1,390,325
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	241,976
2.250%	03/07/39	EUR	300	390,246
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	629,583
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	659,575
1.875%	10/01/49	EUR	425	463,256
				6,605,223

A10

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	1,900	$ 2,524,726
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	425,637
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	625	496,875
Cigna Corp.,
Gtd. Notes
4.375%	12/15/20	745	761,603
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	75	75,825
4.750%	02/01/30	500	505,200
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	330	334,102
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,325	2,540,063
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	240	244,883
3.250%	09/01/24	1,495	1,548,524
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	250	253,450
Sec’d. Notes, 144A
6.250%	02/01/27	575	598,891
Sr. Sec’d. Notes, 144A
5.125%	11/01/27	600	620,010
Sr. Unsec’d. Notes
7.000%	08/01/25(a)	900	911,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	220	237,935
			12,078,974
Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	1,000	1,015,604
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)	975	1,053,000
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	875	960,312
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22(a)	236	236,590
Gtd. Notes, 144A
6.625%	07/15/27	1,050	1,089,375
			4,354,881
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26(a)		670	$ 700,979
Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,229,357
4.500%	07/16/44		1,075	1,197,714
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	925,275
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,030	1,035,601
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	577,320
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	385,702
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	176,658
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,805,165
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,619,565
6.850%	12/16/39		196	289,694
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	515,915
				11,757,966
Internet — 0.1%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,050	1,213,114
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,325	1,353,648
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		850	936,445
6.625%	12/15/21		275	297,921
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	439,168
Studio City Co. Ltd. (Macau),
Sr. Sec’d. Notes
7.250%	11/30/21		300	307,200
				3,334,382

A11

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	1,050	$ 1,086,939
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98	1,100	1,296,079
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,960	2,059,737
			4,442,755
Media — 2.0%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	2,000	2,057,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	975	1,038,375
5.500%	05/01/26(a)	3,300	3,456,420
5.875%	05/01/27	25	26,437
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	710	859,693
6.484%	10/23/45	855	1,040,387
6.834%	10/23/55	225	284,293
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	1,234	1,355,746
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	1,820	2,041,541
4.250%	10/15/30	620	705,246
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	2,800	2,867,486
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	1,425	1,425,285
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	270	280,125
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	350	363,125
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	1,010	1,085,752
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	15	17,390
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	750	980,428
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21	475	475,594
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,175	$ 1,141,924
Walt Disney Co. (The),
Gtd. Notes, 144A
7.625%	11/30/28		1,415	1,990,419
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	850	948,461
				24,441,627
Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	536,827
Newmont Goldcorp Corp.,
Gtd. Notes
3.625%	06/09/21		825	840,362
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	383,524
				1,760,713
Miscellaneous Manufacturing — 0.2%
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,350,000
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		1,465	1,456,708
4.375%	06/15/22		500	526,155
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,955,116
				3,937,979
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,150	1,179,210
Oil & Gas — 2.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		350	292,250
10.000%	04/01/22		175	174,948
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	1,125,827
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		125	132,813
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		750	761,659

A12

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27		975	$ 809,250
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	205,821
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		850	1,031,689
Encana Corp. (Canada),
Gtd. Notes
6.500%	02/01/38		200	240,883
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	412,425
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,809,722
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,500	1,621,147
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,160	1,264,885
4.750%	04/19/27		200	216,380
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	623,940
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		575	554,875
7.000%	03/31/24		500	482,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		2,000	987,760
6.450%	09/15/36		945	1,169,053
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25(a)	EUR	400	510,123
5.750%	02/01/29		725	799,588
6.625%	01/16/34	GBP	680	990,353
6.900%	03/19/49		495	567,765
7.375%	01/17/27		405	489,163
Gtd. Notes, 144A
5.093%	01/15/30		339	353,628
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	1,100	1,238,270
6.350%	02/12/48		840	771,884
6.500%	03/13/27		1,225	1,272,775
Gtd. Notes, 144A
6.490%	01/23/27		1,565	1,632,451
7.690%	01/23/50		1,397	1,456,372
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	600	609,768
3.750%	02/21/24	EUR	400	452,539
4.875%	02/21/28	EUR	900	1,022,646
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN
6.750%	09/21/47		1,125	$ 1,079,775
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,250,774
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		235	205,228
				28,620,929
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	629,565
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	925	1,172,037
Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	1,060,888
4.500%	05/14/35		1,715	1,837,840
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,040	2,165,580
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,350	1,387,581
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		320	359,136
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25(a)		325	336,781
7.250%	05/30/29		100	109,230
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		130	140,508
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39		420	475,953
4.250%	10/26/49		1,370	1,590,741
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		1,320	1,442,332
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		270	295,700
5.050%	03/25/48		655	743,378
5.125%	07/20/45		565	640,406
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		512	314,035
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,690	4,029,858

A13

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,415	$ 1,497,926
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,864,079
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21	600	621,052
			22,913,004
Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
5.150%	03/15/45	55	57,728
5.300%	04/15/47	120	129,078
6.000%	06/15/48	50	59,072
6.250%	04/15/49	1,400	1,700,202
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,110	2,479,707
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	380	404,268
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	1,027,009
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	1,005,469
5.200%	03/01/47	115	127,724
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	51,830
4.875%	08/15/27	225	241,179
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,597,873
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	450	487,870
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	2,038,531
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	509,845
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,268,140
			13,185,525
Real Estate — 0.1%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,200	1,234,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22		325	$ 335,627
Retail — 0.6%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20		950	950,171
Sr. Unsec’d. Notes
4.200%	05/15/28		1,875	2,014,734
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		1,600	1,684,000
6.625%	04/01/21		551	581,305
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)		800	801,000
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		439	437,903
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		375	297,506
				6,766,619
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		1,675	1,727,378
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		1,930	1,948,514
3.125%	10/15/22		1,480	1,498,574
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		2,675	2,847,434
				6,294,522
Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	400	445,341
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22		1,162	1,206,936
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45		1,540	1,763,928
4.000%	02/12/55		435	518,506
4.450%	11/03/45		275	347,289
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		325	376,610
				4,658,610

A14

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 1.4%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31	55	$ 78,706
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,010	1,053,778
3.600%	07/15/25	150	157,901
3.800%	02/15/27	1,065	1,127,125
4.300%	02/15/30	485	533,635
4.550%	03/09/49	499	539,414
4.850%	03/01/39	4,230	4,796,125
5.250%	03/01/37(a)	680	800,302
5.350%	09/01/40	49	57,413
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	850	828,750
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,200	1,186,500
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	500	550,000
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	1,675	1,800,943
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	120	133,360
4.500%	08/10/33	990	1,149,529
4.522%	09/15/48	360	425,655
5.012%	04/15/49	1,000	1,257,325
			16,476,461
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23(a)	294	306,762
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	200	220,750

Total Corporate Bonds (cost $413,542,943)			437,693,897
Municipal Bonds — 2.0%
California — 0.6%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	1,125	1,899,630
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,550	2,425,998
7.625%	03/01/40	725	1,189,580
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	1,400	$ 1,904,294
			7,419,502
Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,177,399
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	2,044,139
State of Illinois,
General Obligation Unlimited, Series A
5.000%	10/01/22	20	21,567
General Obligation Unlimited, Series D
5.000%	11/01/22	2,650	2,853,228
			4,918,934
New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,843,035
Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	3,303,165
			5,146,200
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	901,610
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	849,776
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,099,976
Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	1,710	1,802,716
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Series C
4.179%	09/01/2117	425	531,645

Total Municipal Bonds (cost $17,264,163)			23,847,758
Residential Mortgage-Backed Securities — 4.7%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	30	0

A15

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	311	$ 311,692
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	04/25/28	1,047	1,047,659
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	08/25/28	404	404,343
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	08/25/28	450	450,800
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	08/25/28	450	450,855
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	10/25/27	577	576,964
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.868%(c)	10/25/27	1,040	1,043,076
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.468%(c)	04/25/29	820	819,999
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	5,400	5,399,998
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	1,281	1,287,151
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	1,403	1,431,039
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,216	1,221,020
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,367	2,367,907
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.864%(cc)	09/25/47	535	512,059
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37	1,428	1,427,908
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.416%(c)	10/25/46	1,388	1,385,003
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.718%(c)	11/25/28	1,521	1,524,488
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29	450	449,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	300	$ 301,148
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	173	172,961
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.018%(c)	03/25/31	580	582,111
Fannie Mae REMICS,
Series 2011-116, Class ZA
3.500%	11/25/41	2,110	2,260,554
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,785,677
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
6.568%(c)	10/25/24	225	240,930
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	10/25/27	2,460	2,599,093
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	406	407,884
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29	584	586,839
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	04/25/29	1,401	1,405,811
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	01/25/49	250	253,880
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37	720	715,203
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	01/26/37	1,400	1,359,721
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	10/25/28	442	442,291
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29	650	650,759
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	695	695,966
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.532%(c)	04/01/23	191	190,465

A16

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24		765	$ 766,150
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		1,034	1,078,675
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		1,497	1,552,712
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	01/25/48		1,282	1,278,348
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.568%(c)	07/25/28		414	414,963
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29		920	921,495
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	11/27/20		3,407	3,407,230
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21		995	994,695
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.418%(c)	03/25/28		487	488,077
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.718%(c)	03/25/28		360	361,816
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.268%(c)	02/25/29		1,200	1,199,675
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	06/25/29		569	568,436
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48		936	937,279
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	02/25/47		513	512,862
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.458%(cc)	02/25/34		482	490,266
Series 2004-18, Class 3A1
4.305%(cc)	12/25/34		2,296	2,310,173
Towd Point Mortgage Funding Vantage PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.961%(c)	02/20/54	GBP	1,328	1,634,462
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		34	$ 33,920

Total Residential Mortgage-Backed Securities (cost $55,178,627)				55,714,370
Sovereign Bonds — 7.4%
Argentine Republic Government International Bond (Argentina),
Bonds
3.380%(cc)	12/31/38	EUR	300	122,345
Sr. Unsec’d. Notes
4.625%	01/11/23		1,625	676,829
6.875%	04/22/21		1,775	869,768
7.820%	12/31/33	EUR	958	497,720
7.820%	12/31/33	EUR	634	323,182
8.280%	12/31/33		582	285,104
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,444	1,532,990
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	263,503
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,500	1,567,500
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	627,474
7.500%	05/06/21		400	418,000
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		200	204,252
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	875	987,792
4.750%	04/16/26	EUR	1,410	1,573,351
6.375%	04/11/31	EUR	1,015	1,149,040
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/19		620	621,550
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	1,200	1,432,096
3.000%	02/24/26	EUR	380	478,614
3.000%(cc)	02/24/29	EUR	1,000	1,293,320
3.000%(cc)	02/24/31	EUR	620	822,823
3.000%(cc)	02/24/32	EUR	1,280	1,715,455
3.000%(cc)	02/24/34	EUR	640	865,663
3.000%(cc)	02/24/39	EUR	1,000	1,392,474
3.750%	01/30/28	EUR	3,095	4,024,967
3.900%	01/30/33	EUR	1,990	2,708,539
4.200%	01/30/42	EUR	295	430,552
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	2,264,404

A17

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	$ 478,728
5.375%	03/25/24		290	327,398
5.750%	11/22/23		2,300	2,606,802
6.375%	03/29/21		2,776	2,945,619
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	375	428,480
3.375%	07/30/25	EUR	3,125	3,933,766
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,400,704
3.750%	06/14/28	EUR	1,250	1,685,428
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		450	438,175
6.752%	03/09/23		400	408,776
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.500%	05/23/24		1,000	1,026,920
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	630,538
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	594,104
2.000%	09/08/20		800	798,936
2.625%	04/20/22		1,000	1,016,562
3.000%	03/12/24		600	625,688
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,103,608
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	475,879
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		12,675	14,425,317
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	3,070	4,596,943
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		295	313,366
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	42,000
9.950%	06/09/21		1,940	776,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		780	996,450
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		260	301,522
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,200	1,914,919
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		730	881,586
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	$ 1,236,003
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	1,000	1,307,940
4.125%	03/11/39	EUR	354	470,284
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	800	948,230
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	722,992
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	475	537,379
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		2,000	2,185,000
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	607,080
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	512,500
7.000%	06/05/20		1,510	1,545,548
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		145	148,214
7.750%	09/01/21		160	166,434
7.750%	09/01/22		1,120	1,176,000
8.994%	02/01/24		200	219,301
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		520	531,527
7.750%	09/01/22		930	976,500
8.994%	02/01/24		200	219,301

Total Sovereign Bonds (cost $86,133,651)				87,833,754
U.S. Government Agency Obligations — 2.0%
Federal Home Loan Mortgage Corp.
3.500%	02/01/47		1,957	2,047,070
5.500%	10/01/33		567	641,160
5.500%	06/01/34		7	7,497
6.000%	11/01/33		174	196,013
6.000%	05/01/34		56	62,128
6.000%	06/01/34		144	159,743
6.250%	07/15/32(k)		830	1,225,219
6.500%	07/01/32		21	23,600
6.500%	07/01/32		22	24,111
6.500%	08/01/32		42	46,422
6.500%	08/01/32		43	47,864
6.500%	08/01/32		45	50,420
6.500%	09/01/32		40	44,023
6.500%	09/01/32		113	125,723
6.750%	03/15/31(k)		600	893,345
Federal National Mortgage Assoc.
3.000%	TBA		8,000	8,115,000
4.500%	08/01/40		2,185	2,364,411
5.500%	02/01/33		16	17,461

A18

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/01/33	21	$ 23,720
5.500%	03/01/33	23	25,569
5.500%	03/01/33	44	48,799
5.500%	03/01/33	52	58,367
5.500%	04/01/33	6	7,146
5.500%	04/01/33	33	37,295
5.500%	04/01/33	33	37,339
5.500%	04/01/33	37	41,751
5.500%	07/01/33	27	29,363
5.500%	07/01/33	35	39,446
5.500%	08/01/33	16	17,766
5.500%	02/01/34	33	37,389
5.500%	04/01/34	27	30,070
5.500%	06/01/34	38	42,584
6.000%	10/01/33	4	3,935
6.000%	10/01/33	209	234,598
6.000%	03/01/34	78	87,520
6.000%	02/01/35	207	238,757
6.000%	11/01/36	57	64,936
6.250%	05/15/29(k)	1,090	1,506,994
6.500%	08/01/32	128	146,476
6.500%	09/01/32	104	116,537
6.500%	09/01/32	175	201,956
6.500%	10/01/32	93	104,347
6.500%	04/01/33	168	192,740
6.500%	11/01/33	3	3,569
6.625%	11/15/30(k)	530	776,166
7.000%	05/01/32	84	94,144
7.000%	06/01/32	8	8,867
7.125%	01/15/30(k)	785	1,166,081
Government National Mortgage Assoc.
5.500%	01/15/33	68	76,787
5.500%	02/15/33	46	52,273
5.500%	05/15/33	128	137,833
5.500%	05/15/33	184	198,467
5.500%	06/15/33	196	216,282
5.500%	09/15/33	90	98,409
5.500%	07/15/35	64	71,617
6.000%	12/15/32	123	141,077
6.000%	11/15/33	63	72,729
6.000%	01/15/34	12	13,372
6.000%	06/20/34	337	390,222
6.000%	11/15/34	483	554,538
6.500%	09/15/32	36	39,381
6.500%	09/15/32	176	195,280
6.500%	09/15/32	219	245,387
6.500%	11/15/33	159	178,276

Total U.S. Government Agency Obligations (cost $23,429,952)			24,197,367
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
2.250%	08/15/49	10,000	10,284,766
2.500%	05/15/46(k)	965	1,039,260
2.750%	08/15/47(k)	1,335	1,511,053
2.875%	05/15/49	1,950	2,274,264
3.000%	05/15/45(k)	10,505	12,368,406
3.000%	02/15/47(k)	310	367,483
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.000%	02/15/48(k)	270	$ 320,572
U.S. Treasury Notes
1.375%	05/31/21(k)	5,400	5,369,625
1.500%	09/15/22	200	199,625
1.625%	08/15/29	1,045	1,040,183
2.625%	07/15/21(k)	2,350	2,388,188
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29(k)	1,200	1,006,956
2.878%(s)	05/15/31(k)	940	758,518
3.042%(s)	11/15/35(k)	2,400	1,736,779
3.202%(s)	08/15/40(k)	2,400	1,542,680

Total U.S. Treasury Obligations (cost $40,899,575)			42,208,358

	Shares
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 8.636%(a)	45,000	1,234,350
Capital Markets — 0.1%
State Street Corp., 5.350%	35,000	936,600

Total Preferred Stocks (cost $2,000,000)		2,170,950

Total Long-Term Investments (cost $1,123,777,335)		1,166,596,720

Short-Term Investments — 4.1%
Affiliated Mutual Funds — 4.1%
PGIM Core Short-Term Bond Fund(w)	2,938,831	27,125,412
PGIM Core Ultra Short Bond Fund(w)	5,899,215	5,899,215
PGIM Institutional Money Market Fund (cost $15,165,139; includes $15,143,847 of cash collateral for securities on loan)(b)(w)	15,164,310	15,165,827

Total Affiliated Mutual Funds (cost $48,006,521)		48,190,454

Options Purchased*~ — 0.0%
(cost $61,372)	451,026

Total Short-Term Investments (cost $48,067,893)	48,641,480

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.9% (cost $1,171,845,228)	1,215,238,200

A19

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $142,578)	$ (218,801)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.9% (cost $1,171,702,650)	1,215,019,399

Liabilities in excess of other assets(z) — (1.9)%	(22,852,264)

Net Assets — 100.0%	$ 1,192,167,135

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
MUNIPSA	Municipal Swap Weekly Yield Index
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $407,922 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,749,186; cash collateral of $15,143,847 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	4,700	$ 4,104
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	3,100	2,254
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	30,990
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	70,455
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	144,207
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	153,058
A20

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	$ 28,300
Total OTC Traded (cost $38,739)							$433,368

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Call	Citibank, N.A.	12/18/19	$109.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		7,300	$ 3,639
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	12/18/19	4.00%	iTraxx.XO.31.V1(Q)	5.00%(Q)	EUR	7,300	14,019
Total OTC Swaptions (cost $22,633)									$ 17,658
Total Options Purchased (cost $61,372)									$451,026
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.32.V2, 06/20/24	Call	Citibank, N.A.	12/18/19	$108.00	CDX.NA.HY.32.V2(Q)	5.00%(Q)		7,300	$ (11,035)
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	10/16/19	$ 97.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		16,000	(976)
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$ 99.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		3,000	(527)
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		3,000	(884)
CDX.NA.HY.32.V2, 06/20/24	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		16,800	(5,494)
CDX.NA.HY.32.V2, 06/20/24	Put	Citibank, N.A.	01/15/20	$ 95.00	5.00%(Q)	CDX.NA.HY.32.V2(Q)		7,300	(6,672)
iTraxx.EUR.32.V1, 12/20/29	Put	Goldman Sachs International	01/15/20	2.20%	1.00%(Q)	iTraxx.EUR.32.V1(Q)	EUR	100,000	(80,257)
iTraxx.XO.31.V1, 06/20/24	Put	Citibank, N.A.	06/17/20	4.00%	5.00%(Q)	iTraxx.XO.31.V1(Q)	EUR	7,300	(112,956)
Total Options Written (premiums received $142,578)									$(218,801)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,714	5 Year U.S. Treasury Notes	Dec. 2019	$561,665,746	$(2,769,268)
1,568	10 Year U.S. Treasury Notes	Dec. 2019	204,330,000	(1,055,705)
184	10 Year U.S. Ultra Treasury Notes	Dec. 2019	26,202,750	(353,507)
548	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	105,164,625	(1,585,376)
				(5,763,856)
Short Positions:
2,280	2 Year U.S. Treasury Notes	Dec. 2019	491,340,000	1,035,913
115	10 Year Euro-Bund	Dec. 2019	21,841,236	138,943
A21

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
8	10 Year U.K. Gilt	Dec. 2019	$ 1,320,438	$ (17,295)
13	20 Year U.S. Treasury Bonds	Dec. 2019	2,110,063	32,763
				1,190,324
				$(4,573,532)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	5,967	$ 7,412,587	$ 7,337,065	$ —	$ (75,522)
Euro,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	55,001	60,479,306	59,957,110	—	(522,196)
Expiring 11/04/19	Citibank, N.A.	EUR	435	475,879	475,891	12	—
Expiring 11/04/19	HSBC Bank USA, N.A	EUR	1,002	1,100,000	1,095,316	—	(4,684)
				$69,467,772	$68,865,382	12	(602,402)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	559	$ 394,491	$ 377,850	$ 16,641	$ —
British Pound,
Expiring 10/02/19	Bank of America, N.A.	GBP	518	647,281	637,173	10,108	—
Expiring 10/02/19	Citibank, N.A.	GBP	389	484,802	478,217	6,585	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	4,800	5,879,653	5,902,539	—	(22,886)
Expiring 10/02/19	UBS AG	GBP	260	325,323	319,136	6,187	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	5,967	7,421,566	7,347,297	74,269	—
Euro,
Expiring 10/02/19	Bank of America, N.A.	EUR	531	589,520	579,131	10,389	—
Expiring 10/02/19	Citibank, N.A.	EUR	53,083	59,186,110	57,866,711	1,319,399	—
Expiring 10/02/19	Citibank, N.A.	EUR	955	1,051,426	1,041,060	10,366	—
Expiring 10/02/19	Citibank, N.A.	EUR	431	477,730	470,207	7,523	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	55,001	60,624,837	60,112,790	512,047	—
				$137,082,739	$135,132,111	1,973,514	(22,886)
						$1,973,526	$(625,288)
A22

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Government of Malaysia (D01)	06/20/24	1.000%(Q)	800	0.584%	$ 15,391	$ (1,511)	$ 16,902	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	06/20/24	1.000%(Q)	600	0.692%	8,580	(1,133)	9,713	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	06/20/24	1.000%(Q)	1,800	0.534%	38,810	(3,400)	42,210	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	06/20/24	1.000%(Q)	1,200	*	(849,034)	(2,267)	(846,767)	Morgan Stanley & Co. International PLC
Republic of Brazil (D01)	06/20/24	1.000%(Q)	2,600	1.246%	(27,796)	(4,911)	(22,885)	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	06/20/24	1.000%(Q)	600	0.322%	18,800	(1,133)	19,933	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	06/20/24	1.000%(Q)	800	0.836%	6,199	(1,511)	7,710	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	06/20/24	1.000%(Q)	1,400	1.019%	(758)	(2,644)	1,886	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	06/20/24	1.000%(Q)	600	0.478%	14,483	(1,133)	15,616	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	06/20/24	1.000%(Q)	600	0.544%	12,644	(1,133)	13,777	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	06/20/24	1.000%(Q)	1,600	1.797%	(55,770)	(3,022)	(52,748)	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	06/20/24	1.000%(Q)	2,600	3.408%	(263,598)	(4,911)	(258,687)	Morgan Stanley & Co. International PLC
Russian Federation (D01)	06/20/24	1.000%(Q)	1,600	0.785%	16,037	(3,022)	19,059	Morgan Stanley & Co. International PLC
State of Qatar (D01)	06/20/24	1.000%(Q)	600	0.480%	14,415	(1,133)	15,548	Morgan Stanley & Co. International PLC
United Mexican States (D01)	06/20/24	1.000%(Q)	2,600	1.055%	(5,681)	(4,911)	(770)	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	2,000	0.531%	47,669	(556)	48,225	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/24	1.000%(Q)	4,000	0.657%	70,175	(1,444)	71,619	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	2,000	0.759%	24,596	(556)	25,152	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	9,000	0.606%	181,120	(3,250)	184,370	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	5,000	*	(3,551,397)	(1,806)	(3,549,591)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/24	1.000%(Q)	12,000	1.369%	(213,033)	(4,333)	(208,700)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	2,000	0.369%	64,110	(556)	64,666	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	5,000	0.937%	17,571	(1,806)	19,377	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	8,000	1.133%	(49,669)	(2,889)	(46,780)	Morgan Stanley & Co. International PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	2,000	12.694%	(775,668)	(556)	(775,112)	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	2,000	0.555%	45,222	(556)	45,778	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	2,000	0.545%	46,239	(556)	46,795	Morgan Stanley & Co. International PLC
A23

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Republic of Philippines (D02)	12/20/24	1.000%(Q)	2,000	0.609%	$ 39,764	$ (556)	$ 40,320	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	9,000	1.920%	(396,583)	(3,250)	(393,333)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	12,000	3.525%	(1,387,391)	(4,333)	(1,383,058)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/24	1.000%(Q)	8,000	0.863%	60,153	(2,889)	63,042	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	2,000	0.540%	46,677	(556)	47,233	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	12,000	1.162%	(91,495)	(4,333)	(87,162)	Morgan Stanley & Co. International PLC
					$(6,879,218)	$(72,556)	$(6,806,662)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.31.V1 (D01)	06/20/24	1.000%(Q)	20,000	$ 931,628	$ (444)	$ 932,072	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	100,000	5,229,981	(112,222)	5,342,203	Morgan Stanley & Co. International PLC
				$6,161,609	$(112,666)	$6,274,275
*	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$ (62,454)	$ (51,964)	$ (10,490)	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)	905	517,423	389,150	128,273	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	360	205,826	158,400	47,426	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)	700	462,721	404,250	58,471	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	665	(4,130)	4,137	(8,267)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(4,068)	10,327	(14,395)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(1,366)	3,884	(5,250)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(1,366)	3,567	(4,933)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(1,335)	1,258	(2,593)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(714)	715	(1,429)	Citibank, N.A.
				$1,110,537	$923,724	$186,813

A24

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Brooklyn	12/20/19	—%(Q)	4,090	*	$ (173)	$ (1,391)	$ 1,218	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	660	1.647%	(14,944)	(64,559)	49,615	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	500	1.971%	(21,200)	(108,125)	86,925	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	1,280	2.341%	(95,217)	(231,773)	136,556	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	405	0.692%	5,792	1,918	3,874	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.294%	54,504	31,812	22,692	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.433%	(27,390)	(30,406)	3,016	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.433%	(27,141)	(36,167)	9,026	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.433%	(9,213)	(12,581)	3,368	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.433%	(9,213)	(12,353)	3,140	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.433%	(8,964)	(9,998)	1,034	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.433%	(4,482)	(4,973)	491	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	905	*	(541,926)	(434,400)	(107,526)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	700	*	(473,009)	(413,000)	(60,009)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	360	*	(215,573)	(176,400)	(39,173)	Barclays Bank PLC
Republic of Brazil	12/20/19	1.000%(Q)	11,140	0.391%	18,579	23,243	(4,664)	HSBC Bank USA, N.A.
Republic of Italy	09/20/20	1.000%(Q)	5,650	0.317%	39,318	26,214	13,104	JPMorgan Chase Bank, N.A.
Republic of Korea	12/20/19	1.000%(Q)	1,440	0.118%	3,281	3,534	(253)	Citibank, N.A.
Republic of Turkey	12/20/19	1.000%(Q)	800	0.804%	595	(679)	1,274	BNP Paribas S.A.
State of Illinois	06/20/24	1.000%(Q)	580	1.495%	(12,287)	(7,441)	(4,846)	Citibank, N.A.
United Mexican States	12/20/19	1.000%(Q)	2,380	0.294%	4,486	5,247	(761)	Citibank, N.A.
					$(1,334,177)	$(1,452,278)	$ 118,101

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	7,525	$30,927	$49,123	$18,196

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$(54,819)	$68,926	$(123,745)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	$13,110	$(2,368)	$15,478	Deutsche Bank AG
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A25

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,276	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$ —	$ 13,656	$ 13,656
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	18,318	18,318
BRL	18,662	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	47,442	47,442
CNH	16,230	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	58	1,358	1,300
CNH	46,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,625	3,625
CNH	16,400	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15)	4,349	4,364
EUR	7,065	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,014)	(37,110)	(31,096)
EUR	8,125	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(5,161)	(86,726)	(81,565)
EUR	4,650	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(26,137)	(99,349)	(73,212)
EUR	3,980	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(61,623)	(138,176)	(76,553)
EUR	2,110	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(12,404)	(91,268)	(78,864)
EUR	3,815	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(62,921)	(226,330)	(163,409)
EUR	1,880	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(122,780)	(201,824)	(79,044)
EUR	2,420	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(45,098)	(344,791)	(299,693)
EUR	1,240	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(23,480)	(237,292)	(213,812)
EUR	230	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(6,564)	(45,318)	(38,754)
EUR	2,165	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(246,784)	(524,958)	(278,174)
EUR	195	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(4,923)	(52,372)	(47,449)
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(9,088)	(30,898)	(21,810)
JPY	4,844,850	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(67,046)	(67,046)
JPY	2,058,960	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(28,080)	(28,080)
	43,825	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	158,171	158,171
	65,680	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(1,064)	269,002	270,066
	24,116	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(8,487)	265,611	274,098
	74,985	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	202,937	202,937
	35,145	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	32,252	32,252
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(143,024)	(143,024)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(143,121)	(143,174)
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	(174,720)	(191,080)
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	(432,710)	(415,082)
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	(553,138)	(525,466)
	17,085	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	36,671	36,671
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(84,912)	(84,912)
A26

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	$ —	$ (342,357)	$ (342,357)
88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	(2,742,747)	(3,040,451)
29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	(936,434)	(1,038,978)
34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,853	(1,607,158)	(1,728,011)
6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,665	(385,088)	(390,753)
2,040	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(162,027)	(162,027)
41,999	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(29,049)	(3,758,165)	(3,729,116)
2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(232,655)	(232,655)
8,910	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,030	(808,818)	(815,848)
26,843	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	939	(2,443,557)	(2,444,496)
4,420	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(193,971)	(193,971)
26,791	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(78,239)	(1,666,663)	(1,588,424)
4,036	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(219,862)	(219,862)
6,705	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	138	(429,953)	(430,091)
18,032	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(73,020)	(417,438)	(344,418)
15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	(573,943)	(785,169)
6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	(274,214)	(282,044)
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(118,022)	(118,022)
7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	(410,367)	(405,281)
5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(313,676)	(313,676)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(126,309)	(126,309)
2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(128,927)	(128,927)
16,008	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(241,841)	(1,739,615)	(1,497,774)
9,330	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(40,174)	(1,010,694)	(970,520)
2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	74,615	74,412
580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(115,327)	(115,327)
1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	41,108	40,925
1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(218,400)	(218,400)
1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(222,824)	(222,824)
				$(384,466)	$(24,173,259)	$(23,788,793)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(120,183)	$—	$(120,183)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,462	$(310)	$(7,519)	$7,209

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A27

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28